FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 7 - FINANCIAL INSTRUMENTS

Fair value of financial assets and financial liabilities

The carrying amounts of all financial assets and financial liabilities in the Company's statement of financial position reasonably approximate their fair value.